STOCK BASED COMPENSATION (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION (10-Q) [Text Block]
10. STOCK-BASED COMPENSATION

Stock Option Plan

A rollforward of stock options outstanding during the nine months ended September 29, 2012 is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Stock Options	Price	Term (Years)

Balance at January 1, 2012	502,844	$68.57	6.75
Granted	-		-
Exercised	-		-
Forfeited or expired	(3,500)		-
Balance at September 29, 2012	499,344	$68.49	6.01

As of September 29, 2012, the Company has 159,494 vested options and approximately $4.1 million of total unrecognized compensation expense that will be recognized over a weighted average period of 2.75 years.

Other Share-Based Compensation

Upon completion of the acquisition of Ply Gem, the acquisition of MW and the acquisition of AWC Holding Company and its subsidiaries (collectively, "Alenco"), certain members of management made a cash contribution to Ply Gem Prime in exchange for shares of Ply Gem Prime's common stock. Ply Gem Prime is the sole shareholder of Ply Gem Holdings.

A rollforward of Ply Gem Prime's common stock during the nine months ended September 29, 2012 is as follows.

Common Stock
Shares Owned by
Management

Balance at January 1, 2012	452,872
Shares issued	-
Shares repurchased	-
Balance at September 29, 2012	452,872

Restricted stock grants

During January 2012, the Company issued 600 restricted stock shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares will vest over the 2012 calendar period and the Company is expensing these items ratably over the 2012 twelve month period up to the vesting date. During the three and nine months ended September 29, 2012, the Company expensed $45,000 and $135,000, respectively, related to these grants in selling, general, and administrative expenses within the condensed consolidated statement of operations.

Phantom stock

Upon the completion of the acquisitions of Ply Gem and MW, certain members of management contributed their investment in predecessor companies in exchange for phantom common stock units and phantom preferred stock units which were governed by a phantom stock plan.

In 2006, the Company converted all phantom common and preferred stock units into a cash account payable on a fixed schedule in years 2007 and beyond. The value of the portion of each cash account that represented phantom common units equaled the number of phantom common stock units credited to the phantom plan account on September 25, 2006 multiplied by $10.00. From September 25, 2006 through January 31, 2007, the value of the cash account was updated as if interest was credited on such value and compounded at December 31, 2006 at a rate equal to the applicable federal rate for short-term loans. This portion of the account was paid to each party in a single lump-sum cash payment on January 31, 2007. The value of the portion of the cash account that represented the value of the phantom preferred stock units equaled the face amount of the number of shares of senior preferred stock represented by such units. This portion of the account is credited with deemed earnings, as if with interest, at an annual rate of 10% compounded semi-annually as of each June 30 and December 31, from the date of issuance of the phantom preferred stock unit through the date of payment. This portion of the account was payable on each of August 31, 2009, 2010, and 2011, such that one third of the original face amount, plus deemed earnings, is paid on each such date, or, if earlier, the officer's death, disability or a change of control. The final payment of approximately $2.3 million was paid during the nine months ended October 1, 2011 and, as a result, there was no liability on the condensed consolidated balance sheet as of October 1, 2011 or September 29, 2012.

11.   STOCK-BASED COMPENSATION

Stock option plan

On February 12, 2004, Ply Gem Investment Holdings' Board of Directors adopted the Ply Gem Investment Holdings 2004 Stock Option Plan (the "Plan") allowing for grants of options to purchase shares of Ply Gem Investment Holdings common stock under nonqualified stock options or incentive stock options.  On February 24, 2006 in connection with the Alenco acquisition, a new holding company, Ply Gem Prime Holdings, was formed pursuant to a merger involving Ply Gem Investment Holdings.  As a result, Ply Gem Prime Holdings became the sole shareholder of Ply Gem Investment Holdings, each outstanding share of capital stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime Holdings and Ply Gem Prime Holdings  assumed Ply Gem Investment Holdings' obligations under the Ply Gem Investment Holdings 2004 Stock Option Plan and the Ply Gem Investment Holdings Phantom Stock Plan.  In connection therewith, each outstanding stock option and phantom unit of Ply Gem Investment Holdings was converted on a 1:1 basis into a stock option and phantom unit of Ply Gem Prime Holdings.   Employees, directors and consultants of Ply Gem Prime Holdings or any of its majority-owned subsidiaries are eligible for options, as specified in the Plan.  Ply Gem Prime Holdings' Board of Directors may, among other things, select recipients of options grants, determine whether options will be nonqualified or incentive stock options, set the number of shares that may be purchased pursuant to option exercise, and determine other terms and conditions of options. The exercise price of an option must be at least the estimated fair market value of a share of common stock as of the grant date.  Options generally vest over five years from the date of grant, unless specified otherwise in any individual option agreement.  Generally, options will expire on the tenth anniversary of the grant date or in connection with termination of employment.  The Board of Directors has the discretion to accelerate the vesting and exercisability of outstanding options.

               The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing method.  The assumptions used in the model are outlined in the following table:

	December 31, 2011	December 31, 2010	December 31, 2009
Weighted average fair value of options granted	$35.07	$24.69	$0.72
Weighted average assumptions used:
Expected volatility	46%	30%	30%
Expected term (in years)	3.65	5	5
Risk-free interest rate	0.91%	2.42%	2.30%
Expected dividend yield	0%	0%	0%

A summary of changes in stock options outstanding during the year ended December 31, 2011 is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Stock Options	Price	Term (Years)

Balance at January 1, 2011	387,891	$56.38	6.48
Granted	150,000		-
Forfeited or expired	(35,047)		-
Balance at December 31, 2011	502,844	$68.57	6.75

As of December 31, 2011, 124,994 options were 100% vested.  At December 31, 2011, the Company had approximately $5.2 million of total unrecognized compensation expense that will be recognized over the weighted average period of 3.49 years.  The Company recorded compensation expense of $429,722, $163,622, and $31,384, and for the years ended December 31, 2011, 2010, and 2009, respectively, related to the vesting of these options.

Other share-based compensation

Upon completion of each of the Ply Gem acquisition, MW acquisition and Alenco acquisition, certain members of management made a cash contribution to Ply Gem Prime Holdings in exchange for shares of Ply Gem Prime Holdings' common stock.  (As previously described, investments in connection with the Ply Gem acquisition and the MW acquisition were in Ply Gem Investment Holdings common stock, which stock was later converted into Ply Gem Prime Holdings common stock in connection with the Alenco acquisition.)  Management's shares of common stock are governed by the Ply Gem Prime Holdings Stockholders' Agreement, which gives the management participants put rights in certain circumstances to put the stock back to Ply Gem Prime Holdings at a price that is determined using defined formulas contained within the Stockholders' Agreement.  The Stockholders' Agreement contains two separate put right price formulas. The determination of which put right price formula will be applicable to each of the participant's shares of common stock is based upon the participants reaching certain vesting requirements which are described in the Stockholders' Agreement.  The shares of common stock generally vest at a rate of 20% per year of service, but may vest earlier if certain events occur.  Based on the above, the Company has accounted for these awards of shares of common stock under the modified transition method.

       On September 29, 2006 the Company amended the put right section of its Stockholders' Agreement to require that Stockholders must have held vested shares for a minimum of six-months from the last day of the quarter during which such shares vested in order to receive the put right price formula for vested shares to ensure that stockholders are exposed to the risks and rewards of true equity ownership.  As a result, the Company modified its accounting treatment, and as of September 29, 2006, treated these as equity classified awards.  On September 29, 2006, the repurchase price under the put right formula was less than $0.  As such, no compensation cost will be recognized for these shares.

Common Stock
Shares Owned by
Management

Balance at January 1, 2011	582,282
Shares issued	-
Shares repurchased	(129,410)
Balance at December 31, 2011	452,872

Phantom stock

Upon the completion of the Ply Gem Acquisition and the MW Acquisition, certain members of management contributed their investment in predecessor companies in exchange for phantom common stock units and phantom preferred stock units which were governed by a phantom stock plan.  Under the phantom stock plan, each participant's interest in the plan was recorded in a bookkeeping account; however, no stock was initially issued under the phantom stock plan.  Each account recorded a number of units so that, any "phantom common stock units" were deemed to be invested in common stock and any "phantom preferred stock units" were deemed invested in senior preferred stock.  Under the plan, upon liquidation and payment of a participant's account, the value of the account generally was to be paid to the participant either in cash or in shares of Prime Holdings' stock having a fair market value equal to the account balance, in the discretion of Prime Holdings.

For the first three quarters of 2006, the phantom units were recognized by the Company as liability awards that had to be marked to market every quarter.  During September 2006, the Company converted all phantom common and preferred stock units into a cash account payable on a fixed schedule in years 2007 and beyond.  The value of the portion of each cash account that represented phantom common units equaled the number of phantom common stock units credited to the phantom plan account on September 25, 2006 multiplied by $10.00.  From September 25, 2006 through January 31, 2007, the value of the cash account was updated as if interest was credited on such value and compounded at December 31, 2006 at a rate equal to the applicable federal rate for short-term loans.  This portion of the account was paid to each party in a single lump-sum cash payment on January 31, 2007.  The value of the portion of the cash account that represented the value of the phantom preferred stock units equaled the face amount of the number of shares of senior preferred stock represented by such units.  This portion of the account is credited with deemed earnings, as if with interest, at an annual rate of 10% compounded semi-annually as of each June 30 and December 31, from the date of issuance of the phantom preferred stock unit through the date of payment.  This portion of the account was payable on each of August 31, 2009, 2010, and 2011, such that one third of the original face amount, plus deemed earnings, was paid on each such date.  During the years ended December 31, 2011, 2010 and 2009, the Company made cash phantom stock payments of approximately $2.3 million, $2.1 million and $1.8 million, respectively.  As of December 31, 2010, the Company accrued on its consolidated balance sheet approximately $2.2 million in accrued expenses for this liability.  The final payment of approximately $2.3 million was paid during the year ended December 31, 2011 and, as a result, there was no liability on the consolidated balance sheet as of December 31, 2011.